NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2013
Recent Accounting Pronouncements [Abstract]
NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS
3.  NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS

ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. This ASU provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The amendments are effective for fiscal years beginning after December 15, 2013, and the Company is currently considering the impact on the its financial statements.

ASU 2014-08 Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360). The amendments in this update change the requirements for reporting discontinued operations. The amendments apply to all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and the Company is currently considering the impact on the its financial statements.